TAXES ON INCOME (Details 1) (USD $)	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Domestic	$ 259,957	$ 2,987,718
Foreign	125,392	2,698,855
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 385,349	$ 5,686,573